SEGMENTED INFORMATION (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Segmented Information Details 3
Exploration and evaluation assets - Mexico	$ 9,034,105	$ 7,978,841	$ 15,241,740
Exploration and evaluation assets - Canada	34,303,765	22,812,895	14,654,918
Total exploration and evaluation assets	$ 43,337,870	$ 30,791,736	$ 29,896,658	$ 29,896,658